Related and Interested Parties (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Schedule of balances with related parties

	Six months ended June 30,	Six months ended June 30,	Year ended December 31,
	2023	2022	2022
	USD thousands	USD thousands	USD thousands

Trade and other payables	161	165	227
Other investment (1)	403	-	-

(1)	For further information see Note 6C

Schedule of expense amounts with respect to related parties

	Period ended June 30,	Period ended June 30,	Year ended December 31,
	2023	2022	2022
	USD thousands	USD thousands	USD thousands
General and administrative expenses
Salaries, wages and related expenses	321	307	486
Legal and professional services	230	222	369
Share-based payments	132	375	482

Sales and Marketing expenses
Salaries, wages and related expenses	172	52	126
Professional services	-	17	16
Share-based payments	74	185	44

Research & Development expenses
Salaries, wages and related	109	133	259
Share-based payments	38	10	51